Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues			$ 49,790		$ 35,210	$ 15,642
Cost of revenues
Gross profit			49,790		35,210	15,642
Operating expenses
General and administrative	5,255,136	2,779,722	11,765,671	5,396,446	10,841,024	1,026,549
Depreciation and amortization	682,244	220,702	799,591	239,934	637,990	76,928
Research and development	355,565	76,378	606,236	78,378	236,710	136,404
Total expenses	6,292,945	3,076,802	13,171,498	5,714,758	11,715,724	1,239,881
Loss from operations	(6,292,945)	(3,076,802)	(13,121,708)	(5,714,758)	(11,680,514)	(1,224,239)
Other income (expenses):
Interest expense	(19,403)		(44,453)		(56,515)
Interest income	114		3,232		15,520
Gain on debt extinguishment	1,847,992		1,847,992			548,563
Change in fair value of warrant liabilities	1,456,661		1,395,838
Other	(42,123)	(31,750)	(15,014)	(31,750)	(9,757)	(362)
Net other (expenses) income	3,243,241	(31,750)	3,187,595	(31,750)	(50,752)	548,201
Loss before income taxes	(3,049,704)	(3,108,552)	(9,934,113)	(5,746,508)	(11,731,266)	(676,038)
Income taxes
Net loss	$ (3,049,704)	$ (3,108,552)	$ (9,934,113)	$ (5,746,508)	$ (11,731,266)	$ (676,038)
Net loss per common share - basic	$ (0.09)	$ (0.15)	$ (0.34)	$ (0.31)	$ (0.57)	$ (0.04)
Net loss per common share - diluted	$ (0.09)	$ (0.15)	$ (0.34)	$ (0.31)	$ (0.57)	$ (0.04)
Weighted-average common shares outstanding - basic	33,993,867	20,193,447	29,635,857	18,662,480	20,635,508	15,719,355
Weighted-average common shares outstanding - diluted	33,993,867	20,193,447	29,635,857	18,662,480	20,635,508	15,719,355